CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 58,489	$ 8,364	¥ 10,911
Advances to suppliers	¥ 1,620	$ 232
Amounts due from related parties			¥ 600
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related party	Related party	Related party
Cryptocurrencies	¥ 13,673	$ 1,955	¥ 12,192
Cryptocurrencies, restricted	238,533	34,110	193,938
Total current assets	342,439	48,968	243,688
Investments	171,558	24,532	297,223
Call option assets	0		15,843
Property, equipment and software, net	43,582	6,232	16,549
Operating lease right-of-use assets, net	11,836	1,693	4,283
Convertible notes receivable-related party	7,306	1,045
Intangible assets	15,801	2,259
License asset			9,000
Deferred royalty costs			9,000
Other long-lived assets	1,226	175	41,058
TOTAL ASSETS	593,748	84,904	636,644
Current liabilities:
Other taxes payable	1,434	205	1,466
Advances from customers	5,924	847	10,228
Amounts due to related parties	¥ 9,658	$ 1,381	¥ 9,658
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related party	Related party	Related party
Loan, net of deferred loan cost of nil and RMB 842 as of December 31, 2024 and 2025, respectively	¥ 174,500	$ 25,000	¥ 89,100
Convertible notes	48,152	6,886	43,061
Conversion feature derivative liability	24,589	3,516
Interest payable	3,941	564	1,480
Accrued expenses and other current liabilities	49,809	7,123	41,666
Current portion of operating lease liabilities	4,189	599	2,841
Deferred revenue	1,635	234	577
Put option liability	112	16
Total current liabilities	343,397	49,103	205,607
Put option liabilities			1,923
Non-current portion of operating lease liabilities	7,815	1,118	1,604
TOTAL LIABILITIES	351,212	50,221	209,134
Commitments and contingencies (Note 35)
Ordinary shares contingently redeemable (Note 33)	72,699	10,396	102,638
EQUITY
Additional paid-in capital	4,706,242	672,984	4,510,451
Statutory reserves	7,327	1,048	7,327
Accumulated other comprehensive loss	(11,924)	(1,705)	(11,890)
Accumulated deficit	(4,832,656)	(691,061)	(4,430,210)
The9 Limited shareholders' equity	190,880	27,296	338,649
Noncontrolling interest	(21,043)	(3,009)	(13,777)
Total equity	169,837	24,287	324,872
TOTAL LIABILITIES AND EQUITY	593,748	84,904	636,644
Class A ordinary shares
EQUITY
Ordinary shares	317,358	45,382	258,481
Class B ordinary shares
EQUITY
Ordinary shares	4,533	648	4,490
Nonrelated party
Current assets:
Accounts receivable	3,782	540
Prepayments and other current assets	19,543	2,794	26,047
Current liabilities:
Accounts payable	15,849	2,263	¥ 5,528
Related party
Current assets:
Accounts receivable	6,284	899
Prepayments and other current assets	515	74
Current liabilities:
Accounts payable	¥ 3,629	$ 519